Operations (Details 6 - Textuals 1) R$ in Thousands			12 Months Ended
	Feb. 06, 2024 BRL (R$)	Oct. 26, 2022 BRL (R$) NUMBER	Dec. 31, 2023 BRL (R$) shares	Apr. 30, 2024 BRL (R$)	Dec. 31, 2022 BRL (R$) shares	May 31, 2022 BRL (R$)	May 02, 2022 BRL (R$)	Dec. 31, 2021 shares
Operational context
Consolidated working capital			R$ 357,043
Current assets			250,331		R$ 313,184
Current liabilities			R$ 607,374		R$ 476,337
Number of shares issued | shares			41,795,343		41,739,983			41,739,983
Expected cash outlay during next fiscal year			R$ 20,729
Expected cash outflow during next fiscal year			147,722
Expected cash inflow during next fiscal year			R$ 126,993
Period of extension of liabilities related to past Liabilities from Acquisitions			36 months
Zenvia Brazil | Movidesk Ltda. – Movidesk
Operational context
Percentage of voting equity interests acquired							98.04%
Percentage of equity shares in option acquired							1.96%
Contributed in cash						R$ 301,258
Exercise price of purchase options			R$ 8,411
Percentage of reasonably possible decrease in consideration based on achievement			50.00%
Percentage of reasonably possible increase in consideration based on achievement			50.00%
Amount of reasonably possible decrease in consideration based on achievement			R$ 94,441
Amount of reasonably possible increase in consideration based on achievement			360,376
Goodwill			246,250				R$ 246,250
Earn-out cash structure as part of consideration transferred		R$ 205,647
Estimated earn-out structure based consideration payable to certain former shareholders		R$ 327,635
Zenvia Brazil | Movidesk Ltda. – Movidesk | Bottom of range [member]
Operational context
Loans and borrowings, interest rate basis		range of 130%
Zenvia Brazil | Movidesk Ltda. – Movidesk | Top of range [member]
Operational context
Loans and borrowings, interest rate basis		140% of CDI
Zenvia Brazil | Movidesk Ltda. – Movidesk | December 2023
Operational context
Estimated earn-out structure based payment on the fulfillment of gross margin targets			R$ 159,706
Zenvia Brazil | Movidesk Ltda. – Movidesk | January 2023 to December 2023
Operational context
Number of monthly installments | NUMBER		12
Fixed monthly installments amount		R$ 100
Zenvia Brazil | Movidesk Ltda. – Movidesk | January 2024 to December 2026
Operational context
Earn-out cash structure as part of consideration transferred		R$ 204,447
Number of monthly installments | NUMBER		36
Zenvia Brazil | Movidesk Ltda. – Movidesk | January 2024 to June 2024
Operational context
Estimated earn-out structure based payment on the fulfillment of gross margin targets		R$ 24,047
Number of monthly installments | NUMBER		6
Class A common shares | Zenvia Brazil | Movidesk Ltda. – Movidesk
Operational context
Shares issued as consideration | shares			315,820
Consideration transferred as shares			R$ 15,740
Establishment of new rules regarding the payment of Earn out
Operational context
Possibility of converting certain liabilities from acquisitions into Zenvia's equity			100,000
Period of extension of liabilities related to past Liabilities from Acquisitions	60 months
Liabilities related to past Liabilities from Acquisitions, maturity	December 2028
Establishment of new rules regarding the payment of Earn out | Zenvia Brazil | Movidesk Ltda. – Movidesk
Operational context
Estimated earn-out structure based consideration payable to certain former shareholders			R$ 206,699
Period of extension of liabilities related to past Liabilities from Acquisitions	60 months
Liabilities related to past Liabilities from Acquisitions, maturity	December 2028
Founder and CEO | Establishment of new rules regarding the payment of Earn out
Operational context
Contribution received from management as new equity	R$ 50,000
Long-term borrowings
Operational context
Period of extension of payment terms on bank loans and debentures			18 months
Long-term borrowings | Establishment of new rules regarding the payment of Earn out
Operational context
Aggregate principal amount				R$ 40,000
Period of extension of payment terms on bank loans and debentures	36 months
Borrowings, maturity	December 2026